RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of fair value hierarchy of valuation techniques (Details) - USD ($)		1 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2020
Warrant Liabilities:
Derivative liability recognized in the extinguishment accounting		$ 21,519,000
Recurring Basis
Warrant Liabilities:
Public Warrants	$ 5,705,000	$ 12,851,000
Private Placement Warrants	3,763,000	8,668,000
Derivative liability recognized in the extinguishment accounting	$ 9,468,000	$ 21,519,000	$ 9,468,000
Level 3 | Recurring Basis
Warrant Liabilities:
Public Warrants		$ 12,851,000	$ 5,705,000
Private Placement Warrants		8,668,000	3,763,000
Derivative liability recognized in the extinguishment accounting	$ 9,468,000	$ 21,519,000	$ 9,468,000